Long term debt - Convertible debentures (Details)			12 Months Ended
	Oct. 28, 2021 CAD ($)	Jun. 01, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Oct. 27, 2021 CAD ($)	Jun. 01, 2021 $ / shares	Mar. 20, 2019 CAD ($)	Mar. 20, 2019 $ / shares
Debt Instrument [Line Items]
Long-term debt, gross			$ 378,737,000	$ 325,727,000
Debt issuance costs			4,371,000	5,178,000
Cash advance			83,400,000	135,049,000
Payments of promissory notes			5,400,000	4,200,000
Convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross			$ 129,750,000	129,750,000
Redemption price as a percentage of the principal amount			101.00%
Convertible debentures | 5.50% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross			$ 74,750,000	$ 74,750,000
Interest rate		5.50%	5.50%	5.50%			5.50%
Conversion price (in CAD per share) | $ / shares						$ 24.75
Share equivalence per $1000 debenture		$ 40.4040
Debt issuance costs		$ 3,531,000
Redemption price as a percentage of the principal amount		125.00%
Convertible debentures | 5.00% convertible debentures
Debt Instrument [Line Items]
Long-term debt, gross			$ 55,000,000	$ 55,000,000
Interest rate			5.00%				5.00%
Conversion price (in CAD per share) | $ / shares								$ 26.25
Share equivalence per $1000 debenture							$ 38.0952
Debt issuance costs							$ 2,691,000
Financing obligations
Debt Instrument [Line Items]
Long-term debt, gross			$ 32,889,000	$ 47,945,000
Interest rate				2.23%
Debt instrument related obligations				$ 11,700,000
Secured debt | Equipment Promissory Notes
Debt Instrument [Line Items]
Interest rate			5.85%	4.20%
Debt instrument, face amount			$ 3,400,000	$ 4,300,000
Secured debt | Promissory Note | DGI
Debt Instrument [Line Items]
Interest rate				2.90%
Debt instrument, face amount				$ 400,000
Mortgage
Debt Instrument [Line Items]
Long-term debt, gross			$ 29,231,000	$ 30,000,000
Mortgage | BDC
Debt Instrument [Line Items]
Debt instrument, face amount	$ 30,000,000				$ 21,100,000
Debt instrument additional loan	7,000,000
Cash advance	$ 1,900,000
Debt instrument, interest rate, effective percentage	3.40%